ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Schedule of asset acquisition

Purchase price
Cash consideration	$1,061.5
Common shares issued (49.3 million)(a)	271.6
Fair value of options issued (9.9 million)(b)	39.5
Fair value of contingent value rights issued (59.3 million)	4.7
Acquisition costs	14.6
Total purchase price	$1,391.9

(a)	Common shares issued were valued at the closing share price on February 23, 2022 of C$7.01. See Note 14.
(b)	Fair value of stock options was determined using the Black-Scholes option pricing model. See Note 15i.

Schedule of purchase price allocation

Purchase price allocation
Mineral interests - pre-development properties	$1,367.8
Land, plant and equipment	0.6
Total property, plant and equipment	1,368.4
Net working capital	23.5
Total purchase price	$1,391.9

Schedule earning (loss) from discontinued operation

	Years ended
	December 31,	December 31,
	2022	2021

Results of discontinued operations
Revenue	$162.3	$267.0
Expenses(a)	144.6	287.2
Earnings (loss) before tax	17.7	(20.2)
Income tax (expense) recovery - net	(11.8)	8.1
Earnings (loss) and other comprehensive income (loss) from discontinued operations after tax	$5.9	$(12.1)

(a)	Includes a gain on disposition of $0.5 million recognized during the year ended December 31, 2022.

Schedule cash flow from discontinued operation
Highland Gold Mining group
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Schedule earning (loss) from discontinued operation

	Years ended
	December 31,	December 31,
	2022	2021

Results of discontinued operations
Revenue	$213.8	$862.8
Expenses(a)	794.8	457.5
(Loss) earnings before tax	(581.0)	405.3
Income tax expense - net	(61.2)	(143.8)
(Loss) earnings and other comprehensive income (loss) from discontinued operations after tax	$(642.2)	$261.5

(a)	Includes an impairment charge of $671.0 million, a loss on disposition of $80.9 million, as well as $18.8 million for the reclassification of AOCI to (loss) earnings from discontinued operations on the discontinuation of hedge accounting for Russian rouble collar contracts recognized during the year ended December 31, 2022.

Schedule cash flow from discontinued operation

	Years ended
	December 31,	December 31,
	2022	2021
Cash flows of discontinued operations:
Net cash flow provided from operating activities	$36.8	$393.6
Net cash flow provided from (used) in investing activities(a)	263.5	(218.2)
Net cash flow used in financing activities	—	—
Effect of exchange rate changes on cash and cash equivalents	2.3	0.4
Net cash flow of discontinued operations	$302.6	$175.8

(a)

Net cash flows provided from investing activities for the year ended December 31, 2022 includes cash proceeds received on completion of the sale of the Company’s Russian operations of $300.0 million, net of cash disposed. Net cash flows used in investing activities for the year ended December 31, 2021 includes $141.5 million paid to settle the deferred payment obligation related to the acquisition of the Chulbatkan license.